Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Oct. 01, 2012
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]

[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within one year.